SCHEDULE OF OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Dividend Yield	0.00%	0.00%
Maximum [Member]
Fair value of common stock on measurement date	$ 31.85	$ 14.90
Risk free interest rate	4.13%	4.10%
Volatility	142.96%	232.05%
Expected Term	5 years 9 months	6 years
Minimum [Member]
Fair value of common stock on measurement date	$ 4.31	$ 4.33
Risk free interest rate	4.10%	3.30%
Volatility	136.49%	92.54%
Expected Term	3 years	3 years